Other comprehensive income	12 Months Ended
Dec. 31, 2019
Other comprehensive income/(loss)
Other comprehensive income
2
7
. Other comprehensive income
Changes in the composition of accumulated other comprehensive income attributable to ordinary shareholders for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Foreign currency translation adjustments	Net unrealized gains/(losses) on available-for-sale securities	Total
	RMB	RMB	RMB
Balances as of December 31, 2016	1,483,737	59,656	1,543,393
Other comprehensive income/(loss)	(822,052)	1,120,740	298,688

Balances as of December 31, 2017	661,685	1,180,396	1,842,081
Cumulative effect of changes in accounting principles related to financial instruments	—	(1,156,642)	(1,156,642)
Other comprehensive income/(loss)	2,696,784	(23,127)	2,673,657

Balances as of December 31, 2018	3,358,469	627	3,359,096
Other comprehensive income	749,865	54,186	804,051

Balances as of December 31, 2019	4,108,334	54,813	4,163,147

The income tax effects related to the accumulated other comprehensive income we
re insignificant for all periods presented.